Retirement benefit obligations - Schedule of Composition of Scheme Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Corporate and other debt securities	£ 9,771	£ 7,396
Asset-backed securities	3	0
Debt instruments, amount contributed to fair value of plan assets	31,482	29,931
Pooled investment vehicles	6,617	8,028
Property	132	130
Equity instruments	71	89
Money market instruments, cash, derivatives and other assets and liabilities	(9,119)	(8,115)
At 31 December	29,183	30,063
Investment grade
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Debt instruments, amount contributed to fair value of plan assets	29,876	27,551
Fixed interest government bonds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Government securities	6,326	6,985
Index-linked government bonds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Government securities	15,382	15,550
Level 1 £m
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Corporate and other debt securities	9,771	7,396
Asset-backed securities	3	0
Debt instruments, amount contributed to fair value of plan assets	31,482	29,931
Pooled investment vehicles	653	686
Property	0	0
Equity instruments	12	23
Money market instruments, cash, derivatives and other assets and liabilities	135	55
At 31 December	32,282	30,695
Level 1 £m | Fixed interest government bonds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Government securities	6,326	6,985
Level 1 £m | Index-linked government bonds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Government securities	15,382	15,550
Level 2 and 3 of fair value hierarchy
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Corporate and other debt securities	0	0
Asset-backed securities	0	0
Debt instruments, amount contributed to fair value of plan assets	0	0
Pooled investment vehicles	5,964	7,342
Property	132	130
Equity instruments	59	66
Money market instruments, cash, derivatives and other assets and liabilities	(9,254)	(8,170)
At 31 December	(3,099)	(632)
Level 2 and 3 of fair value hierarchy | Fixed interest government bonds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Government securities	0	0
Level 2 and 3 of fair value hierarchy | Index-linked government bonds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Government securities	£ 0	£ 0